UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-00005

LORD ABBETT AFFILIATED FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2018

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2018

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.86%

Aerospace & Defense 2.89%

Lockheed Martin Corp.	108,100	$38,359
Raytheon Co.	226,800	47,388
United Technologies Corp.	861,700	118,923
Total		204,670

Automobiles 1.33%

Ford Motor Co.	8,565,800	93,967

Banks 11.17%

Bank of America Corp.	4,409,500	141,104
Citigroup, Inc.	482,100	37,835
Citizens Financial Group, Inc.	1,952,600	89,624
Fifth Third Bancorp	1,304,000	43,162
First Horizon National Corp.	1,360,600	27,022
JPMorgan Chase & Co.	1,762,942	203,920
KeyCorp	4,633,900	99,166
U.S. Bancorp	2,360,600	134,885
Wells Fargo & Co.	226,700	14,912
Total		791,630

Beverages 0.62%

Coca-Cola Co. (The)	929,300	44,225

Biotechnology 2.23%

AbbVie, Inc.	922,500	103,523
Amgen, Inc.	291,200	54,178
Total		157,701

Building Products 1.00%

Johnson Controls International plc	1,803,200	70,559

Capital Markets 3.52%

Ameriprise Financial, Inc.	459,700	77,552
Invesco Ltd.	1,849,400	66,819

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2018

Investments	Shares	Fair Value (000)
Capital Markets (continued)

Lazard Ltd. Class A	471,900	$27,639
T. Rowe Price Group, Inc.	315,900	35,264
TD Ameritrade Holding Corp.	756,500	42,205
Total		249,479

Chemicals 3.11%

Celanese Corp. Series A	462,600	50,035
DowDuPont, Inc.	731,500	55,287
Huntsman Corp.	1,318,900	45,594
LyondellBasell Industries NV Class A	581,000	69,627
Total		220,543

Commercial Services & Supplies 0.53%

KAR Auction Services, Inc.	436,300	23,796
Pitney Bowes, Inc.	991,000	13,983
Total		37,779

Communications Equipment 1.78%

Cisco Systems, Inc.	3,039,500	126,261

Consumer Finance 1.73%

Capital One Financial Corp.	391,100	40,659
Discover Financial Services	1,027,200	81,970
Total		122,629

Containers & Packaging 1.42%

Avery Dennison Corp.	351,400	43,110
Graphic Packaging Holding Co.	1,057,100	17,072
Packaging Corp. of America	324,300	40,742
Total		100,924

Diversified Consumer Services 0.63%

H&R Block, Inc.	1,681,000	44,614

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2018

Investments	Shares	Fair Value (000)
Diversified Telecommunication Services 2.83%

AT&T, Inc.	2,923,849	$109,498
Verizon Communications, Inc.	1,679,051	90,786
Total		200,284

Electric: Utilities 3.99%

Duke Energy Corp.	575,639	45,188
Exelon Corp.	638,900	24,604
FirstEnergy Corp.	1,051,600	34,598
Great Plains Energy, Inc.	908,900	28,285
NextEra Energy, Inc.	129,300	20,484
PG&E Corp.	293,000	12,432
Pinnacle West Capital Corp.	371,300	29,685
PPL Corp.	1,895,900	60,422
Xcel Energy, Inc.	592,300	27,032
Total		282,730

Electrical Equipment 0.96%

Eaton Corp. plc	430,800	36,174
Hubbell, Inc.	131,700	17,905
Rockwell Automation, Inc.	70,200	13,850
Total		67,929

Electronic Equipment, Instruments & Components 0.23%

Corning, Inc.	521,900	16,294

Energy Equipment & Services 1.47%

Schlumberger Ltd.	1,411,300	103,844

Equity Real Estate Investment Trusts 4.27%

Apartment Investment & Management Co. Class A	572,800	23,966
AvalonBay Communities, Inc.	235,950	40,206
Duke Realty Corp.	957,500	25,288
Extra Space Storage, Inc.	473,500	39,528
Federal Realty Investment Trust	134,800	16,284
GGP, Inc.	1,340,700	30,876

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2018

Investments	Shares	Fair Value (000)
Equity Real Estate Investment Trusts (continued)

Host Hotels & Resorts, Inc.	1,072,100	$22,257
SL Green Realty Corp.	267,200	26,859
Starwood Property Trust, Inc.	1,312,700	26,766
UDR, Inc.	776,300	28,358
Ventas, Inc.	389,200	21,783
Total		302,171

Food & Staples Retailing 4.01%

CVS Health Corp.	329,900	25,960
Kroger Co. (The)	1,111,200	33,736
Sysco Corp.	430,800	27,084
Wal-Mart Stores, Inc.	1,084,500	115,608
Walgreens Boots Alliance, Inc.	1,081,600	81,401
Total		283,789

Food Products 3.84%

Archer-Daniels-Midland Co.	905,000	38,870
J.M. Smucker Co. (The)	228,400	28,982
Kellogg Co.	431,300	29,376
Kraft Heinz Co. (The)	1,164,400	91,277
Mondelez International, Inc. Class A	1,878,300	83,396
Total		271,901

Health Care Equipment & Supplies 2.54%

Abbott Laboratories	1,671,000	103,869
Medtronic plc (Ireland)(a)	883,700	75,901
Total		179,770

Health Care Providers & Services 0.96%

Cardinal Health, Inc.	743,200	53,354
UnitedHealth Group, Inc.	62,400	14,775
Total		68,129

Hotels, Restaurants & Leisure 1.40%

Carnival Corp.	1,173,900	84,063
Extended Stay America, Inc. Unit	757,300	15,320
Total		99,383

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2018

Investments	Shares	Fair Value (000)
Household Durables 0.70%

Newell Brands, Inc.	1,358,800	$35,927
Tupperware Brands Corp.	240,700	13,903
Total		49,830

Household Products 2.21%

Kimberly-Clark Corp.	665,700	77,887
Procter & Gamble Co. (The)	909,700	78,543
Total		156,430

Industrial Conglomerates 0.54%

Honeywell International, Inc.	238,500	38,081

Information Technology Services 1.24%

International Business Machines Corp.	535,750	87,702

Insurance 5.33%

Allstate Corp. (The)	725,400	71,648
FNF Group	937,800	36,555
Hartford Financial Services Group, Inc. (The)	1,165,600	68,491
Lincoln National Corp.	386,400	31,994
Prudential Financial, Inc.	827,700	98,347
Unum Group	264,900	14,090
XL Group Ltd.	1,529,800	56,358
Total		377,483

Leisure Products 0.38%

Hasbro, Inc.	288,200	27,255

Machinery 2.58%

Caterpillar, Inc.	294,800	47,987
Cummins, Inc.	260,200	48,918
Dover Corp.	425,400	45,182
Pentair plc (United Kingdom)(a)	566,900	40,533
Total		182,620

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2018

Investments	Shares	Fair Value (000)
Media 0.37%

Viacom, Inc. Class B	777,900	$25,997

Multi-Line Retail 0.26%

Kohl’s Corp.	285,500	18,492

Multi-Utilities 1.37%

Dominion Energy, Inc.	429,100	32,800
Sempra Energy	598,400	64,041
Total		96,841

Oil, Gas & Consumable Fuels 7.45%

Chevron Corp.	1,764,032	221,121
ConocoPhillips	1,511,900	88,915
Exxon Mobil Corp.	393,900	34,388
Kinder Morgan, Inc.	2,015,700	36,242
Valero Energy Corp.	1,228,050	117,856
Williams Cos., Inc. (The)	934,400	29,331
Total		527,853

Pharmaceuticals 5.54%

Bristol-Myers Squibb Co.	554,000	34,680
Johnson & Johnson	596,900	82,486
Merck & Co., Inc.	1,239,500	73,440
Pfizer, Inc.	5,454,100	202,020
Total		392,626

Professional Services 0.77%

ManpowerGroup, Inc.	257,300	33,807
Robert Half International, Inc.	352,200	20,385
Total		54,192

Road & Rail 1.34%

Ryder System, Inc.	198,400	17,267
Union Pacific Corp.	582,800	77,804
Total		95,071

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2018

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 4.09%

Applied Materials, Inc.	637,800	$34,205
Intel Corp.	3,715,300	178,855
QUALCOMM, Inc.	1,127,200	76,931
Total		289,991

Software 1.00%

Microsoft Corp.	748,700	71,134

Specialty Retail 2.54%

Lowe’s Cos., Inc.	1,045,200	109,464
TJX Cos., Inc. (The)	305,800	24,562
Tractor Supply Co.	600,200	45,765
Total		179,791

Technology Hardware, Storage & Peripherals 1.71%

Apple, Inc.	273,625	45,813
HP, Inc.	1,474,200	34,378
NetApp, Inc.	662,500	40,744
Total		120,935

Tobacco 0.98%

Philip Morris International, Inc.	648,500	69,539
Total Common Stocks (cost $6,140,961,522)		7,003,068

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.79%

Repurchase Agreement

Repurchase Agreement dated 1/31/2018, 0.54% due 2/1/2018 with Fixed Income Clearing Corp. collateralized by $123,350,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2020; value: $129,487,279; proceeds: $126,947,312 (cost $126,945,408)	$126,945	126,945
Total Investments in Securities 100.65% (cost $6,267,906,930)		7,130,013
Liabilities in Excess of Cash and Other Assets(b) (0.65)%		(45,940)
Net Assets 100.00%		$7,084,073

Unit	More than one class of securities traded together.
(a)	Foreign security traded in U.S. dollars.
(b)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation on futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2018

Open Futures Contracts at January 31, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
E-Mini S&P 500 Index	March 2018	557	Long	$79,797,882	$78,698,530	$(1,099,352)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2018

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$7,003,068	$—	$—	$7,003,068
Repurchase Agreement	—	126,945	—	126,945
Total	$7,003,068	$126,945	$—	$7,130,013
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(1,099)	—	—	(1,099)
Total	$(1,099)	$—	$—	$(1,099)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended January 31, 2018.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

(d)	Futures Contracts-The Fund may purchase and sell index futures contracts to manage cash, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(e)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be

Notes to Schedule of Investments (unaudited)(concluded)

collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(f)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;

•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of January 31, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into E-Mini S&P 500 Index futures contracts for the period ended January 31, 2018 (as described in note 2(d)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default. As of January 31, 2018, the Fund had futures contracts with a cumulated unrealized depreciation of $1,099,352, which is included on the Schedule of Investments.

4.	FEDERAL TAX INFORMATION

As of January 31, 2018, the aggregate unrealized gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$6,284,108,954
Gross unrealized gain	1,051,706,424
Gross unrealized loss	(206,901,644)
Net unrealized security gain	$844,804,780

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of futures, certain securities and wash sales.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT AFFILIATED FUND, INC.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: March 28, 2018

	By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: March 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: March 28, 2018

	By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: March 28, 2018